SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT INFORMATION

As of December 31, 2025, the Company currently has the following reportable segments: Homology of Medicine and Food Series, Computing Power Product Series, Maca Product Series and others.

	Business Line			Others
	Homology of Medicine and Food	Computing Power Product	Maca Product	Unallocated Headquarter
	Series	Series	Series	Costs	Total
Revenues, net	$1,426,832	$2,360,373	$11,981,591	$-	$15,768,796
Cost of revenue	(1,408,815)	(2,290,396)	(11,982,169)	-	(15,681,380)
Gross profit	18,017	69,977	(578)	-	87,416

Operating expenses	(155,181)	(33,049)	(270,238)	(1,621,521)	(2,079,989)
Loss from operations	(137,164)	36,928	(270,816)	(1,621,521)	(1,992,573)

Fair value variation	-	-	-	(17,502,596)	(17,502,596)
Other income	74,271	177	1,654	-	76,102
Other expense	(7,107)	(9)	(90)	-	(7,206)
Segment Loss	$(70,000)	37,096	(269,252)	(19,124,117)	(19,426,273)

	Business Line			Others
	Homology of Medicine and Food	Computing Power Product	Maca Product	Unallocated Headquarter		Adjustments and
	Series	Series	Series	Costs	Total	eliminations	Consolidated
Revenues, net	$6,349,252	$3,804,691	$144,726	$-	$10,298,669	$(891)	$10,297,778
Cost of revenue	(6,278,927)	(3,777,292)	(116,609)	-	(10,172,828)	891	(10,171,937)
Gross profit	70,325	27,399	28,117	-	125,841	-	125,841

Operating expenses	(20,014)	(60,986)	(1,606,811)	(2,731,520)	(4,419,331)	-	(4,419,331)
Allowance for credit loss	(2,098)	-	-	-	(2,098)	-	(2,098)
Inventories impairment loss	-	-	(902,776)	-	(902,776)	-	(902,776)
Loss from operations	48,213	(33,587)	(2,481,470)	(2,731,520)	(5,198,364)	-	(5,198,364)

Fair value variation	-	-	-	2,024,465	2,024,465	-	2,024,465
Loss on acquisition	(20,210)	-	-	-	(20,210)	-	(20,210)
Goodwill impairment	(1,859,071)	-	-	(113)	(1,859,184)	-	(1,859,184)
Other income	-	-	70,235	404,719	474,954	-	474,954
Other expense	(143)	(71)	(9,125)	(299,782)	(309,121)	-	(309,121)
Segment Loss	$1,831,211	(33,658)	(2,420,360)	(602,231)	(4,887,460)	-	(4,887,460)

Year Ended
September 30,2024
Maca Product Series
Revenues, net	$1,930,291
Cost of revenue	(1,898,122)
Gross profit	32,169

Operating expenses	(6,425,572)
Allowance for credit loss	(3,450,141)
Inventory write-down	(815,498)
Impairment loss on assets held for sale	(203,973)
Loss from operations	$(10,863,015)

Fair value variation	(82,844)
Loss from investment	(1,092,169)
Other income	532,593
Other expense	(665,795)
Interest expense, net	(7,583)
Gain from discontinued operations	3,206,078
Net loss	$(8,972,735)